Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared per share	$ 0.72	$ 0.72	$ 0.72
Stock options Exercised	1,261
Retained earnings
Cash dividends declared per share	$ 0.72	$ 0.72	$ 0.72